RELATED PARTIES (Details) - Long term incentive plan - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of transactions between related parties
Total carrying value of obligation under Plan	$ 5		$ 5		$ 9
Share based payment expense (gain) included in Selling, general and administrative expenses	$ 0	$ (2)	$ 3	$ 6